provisions (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
provisions reconciliation
Balance at beginning of period	$ 763	$ 800
Additions	43	80
Reversal	(1)	(4)
Use	(23)	(93)
Interest effect	5	11
Effects of foreign exchange, net	(4)	(11)
Balance at end of period	783	783
Current			$ 93
Non-current			690
Total	763	800	783	$ 800
As previously reported
provisions reconciliation
Balance at beginning of period		857
Total		857		857
IFRS 16 effects
provisions reconciliation
IFRS 16, Leases transitional amount				(57)
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	338	336
Use	(1)	(2)
Interest effect	2	5
Balance at end of period	339	339
Current			6
Non-current			333
Total	338	336	339	336
Asset retirement obligation | As previously reported
provisions reconciliation
Balance at beginning of period		336
Total		336		336
Employee related
provisions reconciliation
Balance at beginning of period	57	88
Additions	19	35
Use	(15)	(62)
Balance at end of period	61	61
Current			56
Non-current			5
Total	57	88	61	88
Employee related | As previously reported
provisions reconciliation
Balance at beginning of period		88
Total		88		88
Written put options
provisions reconciliation
Balance at beginning of period	277	290
Reversal	(1)	(3)
Use		(7)
Interest effect	3	6
Effects of foreign exchange, net	(4)	(11)
Balance at end of period	275	275
Non-current			275
Total	277	290	275	290
Written put options | As previously reported
provisions reconciliation
Balance at beginning of period		290
Total		290		290
Other
provisions reconciliation
Balance at beginning of period	91	86
Additions	24	45
Reversal		(1)
Use	(7)	(22)
Balance at end of period	108	108
Current			31
Non-current			77
Total	$ 91	86	$ 108	86
Other | As previously reported
provisions reconciliation
Balance at beginning of period		143
Total		$ 143		143
Other | IFRS 16 effects
provisions reconciliation
IFRS 16, Leases transitional amount				$ (57)